Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Footnotes) (Detail) - 12 months ended Dec. 31, 2016 € in Millions, $ in Millions	USD ($)	EUR (€)
Derivative [Line Items]
Reducing principal amount of interest rate swaps	$ 73.7	€ 70.1
Minimum
Derivative [Line Items]
Interest bearing percentage	0.30%
Maximum
Derivative [Line Items]
Interest bearing percentage	2.80%